Stockholders' Equity	12 Months Ended
Dec. 31, 2014
Stockholders' Equity Attributable to Parent [Abstract]
Stockholders' Equity
Stockholders' Equity
On July 22, 2013, in connection with its initial public offering, the Company authorized 500,000,000 shares of Class A common stock, par value $0.01 per share, of which 22,511,250 were issued to the public in connection with the initial public offering and became outstanding. In return for the issuance of these shares, the Company received $468 million, net of underwriting discounts and commissions of $27 million. In addition, in connection with the initial public offering, the Company authorized 500,000,000 shares of Class B common stock, par value $0.01 per share, of which 42,738,750 were issued to NRG concurrently with the initial public offering and became outstanding. The Company utilized $395 million of the proceeds from the issuance of the Class A common stock to acquire a controlling interest in NRG Yield LLC from NRG. Each share of both of the Class A common stock and Class B common stock entitles the holder to one vote on all matters. Class A common stockholders hold 100% of the economic interest and a 34.5% voting interest in the Company. Class B common stockholders held a 65.5% voting interest in NRG, Yield, Inc. prior to the secondary offering
On July 29, 2014, the Company issued 12,075,000 shares of Class A common stock for net proceeds, after underwriting discount and expenses, of $630 million. The Company utilized the proceeds of the offering to acquire 12,075,000 additional Class A units of NRG Yield LLC and, as a result, as of December 31, 2014, the Company owns 44.7% of NRG Yield LLC, and consolidates the results of NRG Yield LLC through its controlling interest, with NRG's 55.3% interest shown as noncontrolling interest in the financial statements.
Recapitalization
On May 5, 2015, the Company's stockholders approved amendments to the Company's certificate of incorporation that resulted in the creation of two new classes of capital stock, Class C common stock and Class D common stock. The recapitalization became effective on May 14, 2015, with the split of each outstanding share of Class A common stock into one share of Class A common stock and one share of Class C common stock, and the split of each outstanding share of Class B common stock into one share of Class B common stock and one share of Class D common stock.
The Class C common stock and Class D common stock have the same rights and privileges and rank equally, share ratably and are identical in all respects to the shares of Class A common stock and Class B common stock, respectively, as to all matters, except that each share of Class C common stock and Class D common stock is entitled to 1/100th of a vote on all stockholder matters. The par value per share of the Company’s Class A common stock and Class B common stock remains unchanged at $0.01 per share after the effect of the stock split described above. Accordingly, the stock split is accounted for as a stock dividend. The Company recorded a transfer between retained earnings and common stock equal to the par value of each share of Class C common stock and Class D common stock that is issued. The Company also gave retrospective effect to prior period share and per share amounts in the audited historical consolidated financial statements for the effect of the stock dividend, such that all periods are comparable.
Dividends to Class A and Class C common stockholders
The following table lists the dividends paid on the Company's Class A common stock during the year ended December 31, 2014:

	Fourth Quarter 2014	Third Quarter 2014	Second Quarter 2014	First Quarter 2014
Dividends per share	$0.375	$0.365	$0.35	$0.33

On February 17, 2015, the Company declared a quarterly dividend on its Class A common stock of $0.39 per share payable on March 16, 2015, to stockholders of record as of March 2, 2015.
On May 20, 2015, the Company declared a quarterly dividend on its Class A common stock and Class C common stock of $0.20 per share payable on June 15, 2015, to holders of Class A common stock and Class C common stock of record as of June 1, 2015.
Dividends on the Class A common stock and Class C common stock are subject to available capital, market conditions, and compliance with associated laws, regulations and other contractual obligations.
The Company also authorized 10,000,000 shares of preferred stock, par value $0.01 per share. None of the shares of preferred stock have been issued.
Distributions to NRG
The following table lists the distributions paid to NRG during the year ended December 31, 2014:

	Fourth Quarter 2014	Third Quarter 2014	Second Quarter 2014	First Quarter 2014
Distributions per unit	$0.375	$0.365	$0.35	$0.33

The portion of the distributions paid by NRG Yield LLC to NRG was recorded as a reduction to the Company's noncontrolling interest balance. The portion of the distributions paid by NRG Yield LLC to the Company was utilized to fund the dividends to the Class A common stockholders described above.
On February 17, 2015, the Company declared a quarterly distribution on its Class B units of $0.39 per unit payable on March 16, 2015.
On June 30, 2014, the Company acquired the TA High Desert, RE Kansas South, and El Segundo projects, as discussed in Note 3, Business Acquisitions. The difference between the cash paid and historical value of the entities' equity of $113 million was recorded as a distribution to NRG and reduced the balance of its noncontrolling interest. In addition, as the TA High Desert, RE Kansas South and El Segundo projects were owned by NRG until June 30, 2014, the pre-acquisition earnings of such projects are recorded as attributable to NRG's noncontrolling interest. Prior to the date of acquisition, El Segundo made a distribution to NRG of $23 million. Additionally, NRG Repowering Holding LLC (a wholly owned subsidiary of NRG) paid a contribution of $2 million to TA High Desert.
On January 2, 2015, the Company acquired Laredo Ridge, Walnut Creek, and Tapestry projects, as discussed in Note 3, Business Acquisitions. The difference between the cash paid and historical value of the entities' equity of $61 million, as well as $23 million of AOCL, was recorded as a distribution to NRG and reduced the balance of its noncontrolling interest. In addition, as Laredo Ridge, Walnut Creek and Tapestry projects were owned by NRG until January 2, 2015, the pre-acquisition earnings of such projects are recorded as attributable to NRG's noncontrolling interest. Prior to the date of acquisition, Laredo Ridge, Walnut Creek and Tapestry projects made distributions to NRG, net of contributions, of $41 million.